Stock-Based Compensation - Summary of Stock Option Activity (Detail)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-based Payment Arrangement [Abstract]
Options Exercisable, Beginning Balance | shares	2,789,110
Options Exercisable, Ending Balance | shares	3,396,624
Weighted-Average Exercise Price Per Share, Beginning Balance | $ / shares	$ 10.23
Weighted-Average Exercise Price Per Share, Ending Balance | $ / shares	$ 9.94
Options Outstanding, Beginning Balance | shares	4,658,405
Options Outstanding, Granted | shares	1,609,000
Options Outstanding, Forfeited or expired | shares	(425,952)
Options Outstanding, Ending Balance | shares	5,841,453
Weighted-Average Exercise Price Per Share, Beginning Balance | $ / shares	$ 9.47
Weighted-Average Exercise Price Per Share, Granted | $ / shares	1.12
Weighted-Average Exercise Price Per Share, Forfeited or expired | $ / shares	7.02
Weighted-Average Exercise Price Per Share, Ending Balance | $ / shares	$ 7.35